Related Party Transactions (Details) - USD ($)			12 Months Ended
		Dec. 05, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [Abstract]
Ordinary shares		$ 2,814,895	$ 23,290,000
Reverse stock split		281,490
Accounts receivables		15,663,648
Property, plant and equipment		12,287,359
Other intangible assets		$ 1,629,133
Receivables due from related parties	[1]		$ 521,852	$ 521,852

[1]	Information relating to this transaction is provided in Note 38 (d).